Document And Entity Information	Oct. 13, 2026
Document Information Line Items
Entity Central Index Key	0002138170
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	Spring Valley Acquisition Corp. V
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true